MINING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Summary of the cost, accumulated depreciation and net book value of plant and equipment, mining properties and construction in progress
The following table shows the breakdown of the cost, accumulated depreciation and net book value of plant and equipment, mining properties and construction in progress:

	Plant and equipment	Mining properties	Construction in progress	Total
Cost
As of December 31, 2015	$452,645	$729,746	$71,902	$1,254,293
Additions	613	2,108	75,375	78,096
Transfers	9,379	12,749	(22,128)	—
Capitalized interest	—	—	6,260	6,260
Change in rehabilitation provision estimate	—	2,054	—	2,054
Disposals and other	(1,199)	—	—	(1,199)
As of December 31, 2016	$461,438	$746,657	$131,409	$1,339,504
Additions	649	632	63,072	64,353
Transfers	24,269	48,122	(72,391)	—
Capitalized interest	—	—	5,285	5,285
Change in rehabilitation provision estimate	—	3,022	—	3,022
Disposals and other	(7,142)	—	(452)	(7,594)
As of December 31, 2017	$479,214	$798,433	$126,923	$1,404,570

Accumulated depreciation
As of December 31, 2015	$423,665	$680,779	$—	$1,104,444
Depreciation and amortization	8,673	12,010	—	20,683
Disposals and other	(640)	—	—	(640)
As of December 31, 2016	$431,698	$692,789	$—	$1,124,487
Depreciation and amortization	12,385	20,431	—	32,816
Disposals and other	(6,791)	—	—	(6,791)
As of December 31, 2017	$437,292	$713,220	$—	$1,150,512

Carrying amount
As of December 31, 2015	$28,980	$48,967	$71,902	$149,849
As of December 31, 2016	$29,740	$53,868	$131,409	$215,017
As of December 31, 2017	$41,922	$85,213	$126,923	$254,058